Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 09, 2014	May 31, 2020	Jun. 30, 2018	Jun. 09, 2014	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	May 31, 2018
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						$ 2,552,473
Carrying Value as of December 31, 2020						2,415,326
Current portion of long-term debt						304,441	$ 357,711
Long-term bank debt and bonds						971,172	999,268
IFRS 16 - lease liability						56,678	63,946
Non-current liabilities						2,686,681	$ 2,700,790
Write off of discount						400
Write off of premiums						1,100
Trafigura transaction [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
IFRS 16 - lease liability						138,800
KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						199,000
Repayments						(16,900)
Carrying Value as of December 31, 2020						15,900
ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						92,000
Senior Secured Term Loan Facility - ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						131,400
Carrying Value as of December 31, 2020		$ 251,400				191,300
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						31,600
Carrying Value as of December 31, 2020						31,100
2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						131,500
Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						88,500
Carrying Value as of December 31, 2020						80,700
ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						43,700
Carrying Value as of December 31, 2020						40,600
Senior Secured Term Loan Facility - Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						91,100
Carrying Value as of December 31, 2020						84,500
Senior Secured - Prudential Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						55,500
Carrying Value as of December 31, 2020						50,400
BNPP Sinosure credit facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019
Carrying Value as of December 31, 2020						94,700
2020 $225.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019
Carrying Value as of December 31, 2020						208,900
Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						148,200
Carrying Value as of December 31, 2020						137,400
BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						90,400
Carrying Value as of December 31, 2020						84,000
CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						233,700
Carrying Value as of December 31, 2020						136,900
CSSC Scrubber Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						11,000
Carrying Value as of December 31, 2020						4,400
BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						87,800
Carrying Value as of December 31, 2020						77,700
$116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						106,000
Carrying Value as of December 31, 2020						103,800
AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						127,300
Carrying Value as of December 31, 2020					$ 145,000	119,700
China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019			$ 144,000			123,800
Carrying Value as of December 31, 2020						110,300
$157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						137,900
Carrying Value as of December 31, 2020						123,800
COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						76,500
Carrying Value as of December 31, 2020						68,800
2020 TSFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019
Carrying Value as of December 31, 2020						47,300
2020 SPDB-FL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019
Carrying Value as of December 31, 2020						96,500
IFRS 16 - Leases - 7 Handymax [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
IFRS 16 - lease liability						1,600
Unsecured Senior Notes due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						53,800
Drawdowns	$ 3,750			$ 51,800
Unsecured Senior Notes Due 2025 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019
Drawdowns		$ 26,500
Carrying Value as of December 31, 2020						28,100
Convertible Senior Notes Due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019			$ 154,300			180,100
Drawdowns					203,500
Carrying Value as of December 31, 2020					$ 12,200	140,700
Initial conversion price (in USD per share)								$ 40.00
Gross carrying amount [member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						3,139,043
Drawdowns						845,803
Repayments						(925,735)
Other Activity						11,160
Carrying Value as of December 31, 2020						3,070,271
Current portion of long-term debt						363,775
Long-term bank debt and bonds						2,706,496
Gross carrying amount [member] | KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						199,014
Drawdowns						0
Repayments						(183,082)
Other Activity						0
Carrying Value as of December 31, 2020						15,932
Current portion of long-term debt						15,932
Long-term bank debt and bonds						0
Gross carrying amount [member] | ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						91,954
Drawdowns						0
Repayments						(91,954)
Other Activity						0
Carrying Value as of December 31, 2020						0
Current portion of long-term debt						0
Long-term bank debt and bonds						0
Gross carrying amount [member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						131,439
Drawdowns						77,985
Repayments						(18,076)
Other Activity						0
Carrying Value as of December 31, 2020						191,348
Current portion of long-term debt						50,313
Long-term bank debt and bonds						141,035
Gross carrying amount [member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						31,621
Drawdowns						3,125
Repayments						(3,680)
Other Activity						0
Carrying Value as of December 31, 2020						31,066
Current portion of long-term debt						31,066
Long-term bank debt and bonds						0
Gross carrying amount [member] | 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						131,499
Drawdowns						0
Repayments						(131,499)
Other Activity						0
Carrying Value as of December 31, 2020						0
Current portion of long-term debt						0
Long-term bank debt and bonds						0
Gross carrying amount [member] | Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						88,466
Drawdowns						0
Repayments						(8,568)
Other Activity						778
Carrying Value as of December 31, 2020						80,676
Current portion of long-term debt						7,837
Long-term bank debt and bonds						72,839
Gross carrying amount [member] | ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						43,726
Drawdowns						0
Repayments						(3,851)
Other Activity						712
Carrying Value as of December 31, 2020						40,587
Current portion of long-term debt						3,173
Long-term bank debt and bonds						37,414
Gross carrying amount [member] | Senior Secured Term Loan Facility - Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						91,086
Drawdowns						0
Repayments						(8,416)
Other Activity						1,808
Carrying Value as of December 31, 2020						84,478
Current portion of long-term debt						6,697
Long-term bank debt and bonds						77,781
Gross carrying amount [member] | Senior Secured Term Loan Facility - ABN / SEB Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						103,325
Drawdowns						6,312
Repayments						(11,781)
Other Activity						0
Carrying Value as of December 31, 2020						97,856
Current portion of long-term debt						12,347
Long-term bank debt and bonds						85,509
Gross carrying amount [member] | Senior Secured Hamburg Commercial Bank Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						42,150
Drawdowns						1,429
Repayments						(3,264)
Other Activity						0
Carrying Value as of December 31, 2020						40,315
Current portion of long-term debt						3,292
Long-term bank debt and bonds						37,023
Gross carrying amount [member] | Senior Secured - Prudential Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						55,463
Drawdowns						0
Repayments						(5,085)
Other Activity						0
Carrying Value as of December 31, 2020						50,378
Current portion of long-term debt						5,546
Long-term bank debt and bonds						44,832
Gross carrying amount [member] | Senior Secured Term Loan Facility - GIEK Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						0
Drawdowns						55,500
Repayments						(2,937)
Other Activity						0
Carrying Value as of December 31, 2020						52,563
Current portion of long-term debt						7,113
Long-term bank debt and bonds						45,450
Gross carrying amount [member] | BNPP Sinosure credit facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						0
Drawdowns						101,461
Repayments						(6,728)
Other Activity						0
Carrying Value as of December 31, 2020						94,733
Current portion of long-term debt						10,143
Long-term bank debt and bonds						84,590
Gross carrying amount [member] | 2020 $225.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						0
Drawdowns						216,700
Repayments						(7,810)
Other Activity						0
Carrying Value as of December 31, 2020						208,890
Current portion of long-term debt						21,001
Long-term bank debt and bonds						187,889
Gross carrying amount [member] | Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						148,235
Drawdowns						0
Repayments						(11,024)
Other Activity						188
Carrying Value as of December 31, 2020						137,399
Current portion of long-term debt						11,065
Long-term bank debt and bonds						126,334
Gross carrying amount [member] | CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						56,473
Drawdowns						0
Repayments						(57,063)
Other Activity						590
Carrying Value as of December 31, 2020						0
Current portion of long-term debt						0
Long-term bank debt and bonds						0
Gross carrying amount [member] | BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						90,384
Drawdowns						1,773
Repayments						(8,724)
Other Activity						541
Carrying Value as of December 31, 2020						83,974
Current portion of long-term debt						9,095
Long-term bank debt and bonds						74,879
Gross carrying amount [member] | CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						233,727
Drawdowns						0
Repayments						(94,908)
Other Activity						(1,870)
Carrying Value as of December 31, 2020						136,949
Current portion of long-term debt						11,430
Long-term bank debt and bonds						125,519
Gross carrying amount [member] | CSSC Scrubber Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						10,976
Drawdowns						1,568
Repayments						(8,101)
Other Activity						0
Carrying Value as of December 31, 2020						4,443
Current portion of long-term debt						3,920
Long-term bank debt and bonds						523
Gross carrying amount [member] | BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						87,810
Drawdowns						1,926
Repayments						(11,988)
Other Activity						0
Carrying Value as of December 31, 2020						77,748
Current portion of long-term debt						13,000
Long-term bank debt and bonds						64,748
Gross carrying amount [member] | 2018 CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						126,429
Drawdowns						10,125
Repayments						(11,561)
Other Activity						0
Carrying Value as of December 31, 2020						124,993
Current portion of long-term debt						13,007
Long-term bank debt and bonds						111,986
Gross carrying amount [member] | $116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						106,040
Drawdowns						5,653
Repayments						(7,892)
Other Activity						0
Carrying Value as of December 31, 2020						103,801
Current portion of long-term debt						9,392
Long-term bank debt and bonds						94,409
Gross carrying amount [member] | AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						127,309
Drawdowns						4,600
Repayments						(12,177)
Other Activity						0
Carrying Value as of December 31, 2020						119,732
Current portion of long-term debt						13,327
Long-term bank debt and bonds						106,405
Gross carrying amount [member] | China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						123,750
Drawdowns						0
Repayments						(13,500)
Other Activity						0
Carrying Value as of December 31, 2020						110,250
Current portion of long-term debt						13,500
Long-term bank debt and bonds						96,750
Gross carrying amount [member] | $157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						137,943
Drawdowns						0
Repayments						(14,143)
Other Activity						0
Carrying Value as of December 31, 2020						123,800
Current portion of long-term debt						14,143
Long-term bank debt and bonds						109,657
Gross carrying amount [member] | COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						76,450
Drawdowns						0
Repayments						(7,700)
Other Activity						0
Carrying Value as of December 31, 2020						68,750
Current portion of long-term debt						7,700
Long-term bank debt and bonds						61,050
Gross carrying amount [member] | 2020 CMB Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						0
Drawdowns						45,383
Repayments						(810)
Other Activity						0
Carrying Value as of December 31, 2020						44,573
Current portion of long-term debt						3,242
Long-term bank debt and bonds						41,331
Gross carrying amount [member] | 2020 TSFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						0
Drawdowns						47,250
Repayments						0
Other Activity						0
Carrying Value as of December 31, 2020						47,250
Current portion of long-term debt						3,321
Long-term bank debt and bonds						43,929
Gross carrying amount [member] | 2020 SPDB-FL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						0
Drawdowns						96,500
Repayments						0
Other Activity						0
Carrying Value as of December 31, 2020						96,500
Current portion of long-term debt						6,495
Long-term bank debt and bonds						90,005
Gross carrying amount [member] | IFRS 16 - Leases - 7 Handymax [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						12,778
Drawdowns						1,643
Repayments						(12,174)
Other Activity						0
Carrying Value as of December 31, 2020						2,247
Current portion of long-term debt						2,247
Long-term bank debt and bonds						0
Gross carrying amount [member] | IFRS 16 - Leases - 3 MR [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						44,192
Drawdowns						0
Repayments						(7,256)
Other Activity						0
Carrying Value as of December 31, 2020						36,936
Current portion of long-term debt						7,667
Long-term bank debt and bonds						29,269
Gross carrying amount [member] | $670.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						513,004
Drawdowns						138,770
Repayments						(58,483)
Other Activity						0
Carrying Value as of December 31, 2020						593,291
Current portion of long-term debt						46,764
Long-term bank debt and bonds						546,527
Gross carrying amount [member] | Unsecured Senior Notes due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						53,750
Drawdowns						0
Repayments						(53,750)
Other Activity						0
Carrying Value as of December 31, 2020						0
Current portion of long-term debt						0
Long-term bank debt and bonds						0
Gross carrying amount [member] | Unsecured Senior Notes Due 2025 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						0
Drawdowns						28,100
Repayments						0
Other Activity						0
Carrying Value as of December 31, 2020						28,100
Current portion of long-term debt						0
Long-term bank debt and bonds						28,100
Gross carrying amount [member] | Convertible Senior Notes Due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						180,050
Drawdowns						0
Repayments						(47,750)
Other Activity						8,413
Carrying Value as of December 31, 2020						140,713
Current portion of long-term debt						0
Long-term bank debt and bonds						140,713
Deferred financing fees [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						(16,596)
Drawdowns						(15,233)
Repayments						0
Other Activity						9,358
Carrying Value as of December 31, 2020						(22,471)
Current portion of long-term debt						(2,656)
Long-term bank debt and bonds						(19,815)
Deferred financing fees [Member] | Unsecured Senior Notes due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						500
Carrying Value as of December 31, 2020						1,400
Net carrying amount [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019						3,122,447
Drawdowns						830,570
Repayments						(925,735)
Other Activity						20,518
Carrying Value as of December 31, 2020						3,047,800
Current portion of long-term debt						361,119
Long-term bank debt and bonds						$ 2,686,681